Debt	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
6.	DEBT
Debt of the Company consisted of the following:

	September 26,	December 31,
	2021	2020
First lien note	$539,202	$541,969
Second lien note	45,000	145,000
Other	4,320	4,701
Less unamortized debt issuance costs	(12,600)	(16,684)

	575,922	674,986
Less current portion of long-term debt	(5,528)	(5,528)

	$570,394	$669,458

The first lien note totals $600,000, comprising of two parts: a revolving component with maximum borrowings of $50,000, and a $550,000 term loan. Interest is based on LIBOR or the prime rate at the Company’s option, plus the applicable margin rate. Interest is due monthly for the prime rate loans and every one to three months for the LIBOR rate loans. The interest rate for the first lien note LIBOR rate loans was 5.1% and 5.2% at September 26, 2021 and December 31, 2020, respectively. There were no prime rate loans as of September 26, 2021 or December 31, 2020. Principal payments of $1,382 are due on a quarterly basis. The note is secured by the assets of the Company and the revolving credit facility matures in October 2023, while the term loan matures in October 2025. The note requires that the Company maintain a certain fixed charge coverage ratio. At September 26, 2021, the Company was in compliance with all financial covenants. In addition, the Company had outstanding letters of credit under the note, which totaled $1,200 at September 26, 2021 and December 31, 2020.
The second lien note totals $145,000. On July 16, 2021, the Company used a portion of the net proceeds from the Business Combination to repay $100,000 of the outstanding principal of the second lien note, which resulted in a loss of $1,425 from the write-off of unamortized debt issuances costs. Interest is based on LIBOR or the prime rate at the Company’s option, plus the applicable margin rate. Interest is due monthly for the prime rate loans and every one to three months for the LIBOR rate loans. The interest rate for the second lien note LIBOR rate loan was 8.5%% and 8.7% at September 26, 2021 and December 31, 2020, respectively. The note is secured by a second lien on the assets of the Company and matures in October 2026. The note requires that the Company maintain a certain fixed charge coverage ratio. At September 26, 2021, the Company was in compliance with all financial covenants. Sentinel Capital Partners Junior Fund I, a related party, holds a portion of the second lien note and the outstanding balance at September 26, 2021 and December 31, 2020 was $6,207 and $20,000, respectively.
Future maturities of long-term debt and amortization of debt issuance costs as of September 26, 2021 are as follows:

	Debt	Debt Issuance Costs
2021 (remaining three months)	$2,765	$703
2022	5,528	2,899
2023	5,528	3,019
2024	5,528	3,148
2025	519,853	2,746
Thereafter	49,320	85

	$588,522	$12,600

6.	DEBT
Debt of the Company consisted of the following:

	2020	2019
Revolver	$—	$20,500
First lien note	541,969	376,200
Second lien note	145,000	145,000
Other	4,701	—
Less unamortized debt issuance costs	(16,684)	(15,065)

	674,986	526,635
Less current portion of long-term debt	(5,528)	(3,800)

	$669,458	$522,835

The first lien note totals $600,000, comprising of two parts: a revolving component with maximum borrowings of $50,000, and a $550,000 term loan. Interest is based on LIBOR or the prime rate at the Company’s option, plus the applicable margin rate. Interest is due monthly for the prime rate loans and every one to three months for the LIBOR rate loans. The interest rates for the first lien note LIBOR rate loans were 5.2% and 6.9% at December 31, 2020 and 2019, respectively. There were no prime rate loans as of December 31, 2020. The interest rate for the prime rate loans was 8.0% at December 31, 2019. Principal payments of $1,382 are due on a quarterly basis. The note is secured by the assets of the Company and the revolving credit facility matures in October 2023, while the term loan matures in October 2025. The note requires that the Company maintain a certain fixed charge coverage ratio. At December 31, 2020, the Company was in compliance with all financial covenants. In addition, the Company had outstanding letters of credit under the note, which totaled $1.2 million at December 31, 2020 and 2019.
The second lien note totals $145,000. Interest is based on LIBOR or the prime rate at the Company’s option, plus the applicable margin rate. Interest is due monthly for the prime rate loans and every one to three months for the LIBOR rate loans. The interest rate for the second lien note LIBOR rate loan was 8.7% and 10.4% at December 31, 2020 and 2019, respectively. There were no prime rate loans as of December 31, 2020 and 2019. The note is secured by a second lien on the assets of the Company and matures in October 2026. The note requires that the Company maintain a certain fixed charge coverage ratio. At December 31, 2020, the Company was in compliance with all financial covenants. Sentinel Capital Partners Junior Fund I, a related party, holds a portion of the second lien note and the outstanding balance at December 31, 2020 and 2019 was $20,000.
Future maturities of long-term debt and amortization of debt issuance costs for the years following December 31, 2020 are as follows:

	Debt	Debt Issuance Costs
2021	$5,528	$3,911
2022	5,528	3,618
2023	5,528	3,344
2024	5,528	3,092
2025	519,857	2,450
Thereafter	149,701	269

	$691,670	$16,684